Summary of Significant Accounting Policies (Details 4)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Shandong Borun	Dec. 31, 2013 Daqing Borun	Dec. 31, 2013 PRC	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Significant Accounting Policy
Value-added tax charged to customers	$ 7,322,746	44,646,052	41,816,583
Value added tax rate (as a percent)								13.00%	17.00%
Input VAT paid for purchase of corn but not yet validated by the PRC Taxing Authority	6,685,667	40,761,846	14,068,225
Consumption tax rate (as a percent)	5.00%	5.00%
Consumption tax netted against sales revenue	13,130,434	80,054,943	95,920,874	101,796,398
Consumption tax payable	3,338,041	20,351,703	18,206,743
Retirement and other postretirement benefits
Expense for employee benefits	1,508,024	9,194,271	9,448,608	10,533,795
Statute of limitations period							5 years
Uncertain tax positions		0	0
Estimated interest costs and penalties provided for uncertain tax positions		0	0	0
Threshold percentage to determine whether statutory surplus reserves can be converted into capital	25.00%	25.00%
Required minimum percentage of after-tax-profit allocated to statutory surplus reserve	10.00%	10.00%
Threshold percentage of statutory surplus reserves of the registered capital, used as criteria of allocation requirement	50.00%	50.00%
Annual percentage of after-tax-profit allocated to statutory surplus reserve					10.00%	10.00%
Transfer to statutory reserves	$ 1,304,603	7,954,033	18,815,144	31,792,528